Disposal of WiFire Entities and Aipu Group	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal of WiFire Entities and Aipu Group
4.	DISPOSAL OF WIFIRE ENTITIES AND AIPU GROUP

In September 2017, six wholly-owned subsidiaries engaged in CDN, hosting area network services and route optimization businesses, namely Guangzhou Gehua Network Technology Development Co., Ltd., Beijing Chengyishidai Network Technology Co., Ltd., Zhiboxintong (Beijing) Network Technology Co., Ltd., WiFire (Beijing) Technology Co., Ltd., Beijing Fastweb Network Technology Co., Ltd. and WiFire Network Technology (Shanghai) Co., Ltd. (collectively, the “WiFire Entities”) and Sichuan Aipu Network Co., Ltd. (“SC Aipu”) and its affiliates (collectively, the “Aipu Group”), which are engaged in the last-mile broadband business, were deconsolidated by the Company.

Disposal	of WiFire Entities

In September 2017, the Company transferred 66.67% of the equity interest in the WiFire Entities for a nominal consideration of RMB6 yuan for each of the WiFire Entities to Beijing TUS Yuanchuang Technology Development Co., Ltd., a wholly-owned subsidiary of Tus-Holdings, the controlling shareholder of the Company. Upon completion of disposal, the Company accounted for the remaining 33.33% of equity interest in the WiFire Entities as equity method investments under ASC 323-10 for its ability to exercise significant influence in the WiFire Entities.

Disposal	of Aipu Group

In September 2017, the Company transferred two shares in SC Aipu to Mr. Jian Li, the Co-CEO and a director of SC Aipu, for a nominal consideration of RMB1 yuan. Immediately after the disposal, the Company’s ownership in SC Aipu changed from 50% equity interest plus one share to 50% equity interest minus one share and lost control. The Company accounted for the remaining equity interest as equity method investment for its ability to exercise significant influence in the Aipu Group.

Subsequently in December 2017, the Company transferred all the remaining 50% equity interest minus one share in SC Aipu to Tibet Xingtao Culture Communications Co., Ltd., one of SC Aipu’s shareholders, for a nominal consideration of RMB1 yuan.

In addition to the impairment losses for long-lived assets and goodwill of RMB401,808 (US$61,757) and RMB766,440 (US$117,800), respectively, recognized in relation to Wifire Entities and Aipu Group before the disposal, the Company recognized a gain on disposal of WiFire Entities and Aipu Group of RMB497,036 (US$76,393) for the year ended December 31, 2017.